Leases - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Beginning balance	$ 21,263
Additions	428	$ 8,647
Lease payments	(4,478)	(3,413)
Lease interest	825	725
Reassessments	0	(88)
Exchange rate effect	478	(67)
Ending balance	18,516	21,263
Current portion	3,873	3,510
Non-current portion	$ 14,643	$ 17,753